UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price U.S. Equity Research Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

U.S. Equity Research Fund

Investor Class (PRCOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Investor Class	$23	0.46%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,833,779
Number of Portfolio Holdings	308

Portfolio Turnover Rate	27.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	33.8%
Financials	14.3
Consumer Discretionary	10.5
Communication Services	9.7
Health Care	9.1
Industrials & Business Services	7.8
Consumer Staples	5.1
Energy	3.1
Real Estate	2.2
Other	4.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.5%
Microsoft	7.3
Apple	5.4
Amazon.com	4.1
Alphabet	3.4
Meta Platforms	3.3
Broadcom	2.8
Tesla	1.6
JPMorgan Chase	1.5
Eli Lilly	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F108-053 8/25

U.S. Equity Research Fund

Investor Class (PRCOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

U.S. Equity Research Fund

Advisor Class (PACOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Advisor Class	$43	0.84%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,833,779
Number of Portfolio Holdings	308

Portfolio Turnover Rate	27.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	33.8%
Financials	14.3
Consumer Discretionary	10.5
Communication Services	9.7
Health Care	9.1
Industrials & Business Services	7.8
Consumer Staples	5.1
Energy	3.1
Real Estate	2.2
Other	4.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.5%
Microsoft	7.3
Apple	5.4
Amazon.com	4.1
Alphabet	3.4
Meta Platforms	3.3
Broadcom	2.8
Tesla	1.6
JPMorgan Chase	1.5
Eli Lilly	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F208-053 8/25

U.S. Equity Research Fund

Advisor Class (PACOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

U.S. Equity Research Fund

R Class (RRCOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - R Class	$59	1.17%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,833,779
Number of Portfolio Holdings	308

Portfolio Turnover Rate	27.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	33.8%
Financials	14.3
Consumer Discretionary	10.5
Communication Services	9.7
Health Care	9.1
Industrials & Business Services	7.8
Consumer Staples	5.1
Energy	3.1
Real Estate	2.2
Other	4.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.5%
Microsoft	7.3
Apple	5.4
Amazon.com	4.1
Alphabet	3.4
Meta Platforms	3.3
Broadcom	2.8
Tesla	1.6
JPMorgan Chase	1.5
Eli Lilly	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F408-053 8/25

U.S. Equity Research Fund

R Class (RRCOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

U.S. Equity Research Fund

I Class (PCCOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - I Class	$17	0.34%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,833,779
Number of Portfolio Holdings	308

Portfolio Turnover Rate	27.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	33.8%
Financials	14.3
Consumer Discretionary	10.5
Communication Services	9.7
Health Care	9.1
Industrials & Business Services	7.8
Consumer Staples	5.1
Energy	3.1
Real Estate	2.2
Other	4.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.5%
Microsoft	7.3
Apple	5.4
Amazon.com	4.1
Alphabet	3.4
Meta Platforms	3.3
Broadcom	2.8
Tesla	1.6
JPMorgan Chase	1.5
Eli Lilly	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F358-053 8/25

U.S. Equity Research Fund

I Class (PCCOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

U.S. Equity Research Fund

Z Class (PCUZX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,833,779
Number of Portfolio Holdings	308

Portfolio Turnover Rate	27.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	33.8%
Financials	14.3
Consumer Discretionary	10.5
Communication Services	9.7
Health Care	9.1
Industrials & Business Services	7.8
Consumer Staples	5.1
Energy	3.1
Real Estate	2.2
Other	4.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.5%
Microsoft	7.3
Apple	5.4
Amazon.com	4.1
Alphabet	3.4
Meta Platforms	3.3
Broadcom	2.8
Tesla	1.6
JPMorgan Chase	1.5
Eli Lilly	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1467-053 8/25

U.S. Equity Research Fund

Z Class (PCUZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCOX U.S. Equity Research
Fund
PACOX U.S. Equity Research
Fund–
.
Advisor Class
RRCOX U.S. Equity Research
Fund–
.
R Class
PCCOX U.S. Equity Research
Fund–
.
I Class
PCUZX U.S. Equity Research
Fund–
.
Z Class

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 58.47 $ 46.54 $ 36.28 $ 45.23 $ 36.67 $ 30.93
Investment
activities
Net investment
income
(1)(2)
0.21 0.41 0.42 0.36 0.34 0.46
Net realized and
unrealized gain/
loss 2.97 11.89 10.38 (8.85) 9.90 5.66
Total from
investment
activities 3.18 12.30 10.80 (8.49) 10.24 6.12
Distributions
Net investment
income — (0.37) (0.54) (0.32) (0.31) (0.32)
Net realized gain — — — (0.14) (1.37) (0.06)
Total distributions — (0.37) (0.54) (0.46) (1.68) (0.38)
NET ASSET
VALUE
End of period $ 61.65 $ 58.47 $ 46.54 $ 36.28 $ 45.23 $ 36.67

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.44% 26.42% 29.80% (18.80)% 27.98% 19.81%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.46%
(4)
0.45% 0.44% 0.45% 0.42% 0.45%
Net expenses
after waivers/
payments by
Price Associates 0.46%
(4)
0.45% 0.44% 0.45% 0.42% 0.45%
Net investment
income 0.74%
(4)
0.75% 1.02% 0.92% 0.80% 1.47%
Portfolio turnover
rate 27.1% 37.6% 47.0% 45.4% 27.5% 35.6%
Net assets, end of
period (in millions) $8,021 $7,029 $4,377 $3,155 $4,047 $2,210
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 58.37 $ 46.47 $ 36.24 $ 45.21 $ 36.69 $ 30.88
Investment
activities
Net investment
income
(1)(2)
0.10 0.20 0.28 0.22 0.16 0.36
Net realized and
unrealized gain/
loss 2.96 11.86 10.36 (8.85) 9.87 5.64
Total from
investment
activities 3.06 12.06 10.64 (8.63) 10.03 6.00
Distributions
Net investment
income — (0.16) (0.41) (0.20) (0.14) (0.13)
Net realized gain — — — (0.14) (1.37) (0.06)
Total distributions — (0.16) (0.41) (0.34) (1.51) (0.19)
NET ASSET
VALUE
End of period $ 61.43 $ 58.37 $ 46.47 $ 36.24 $ 45.21 $ 36.69

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.24% 25.94% 29.37% (19.11)% 27.39% 19.44%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.84%
(4)
0.83% 0.78% 0.82% 0.86% 0.77%
Net expenses
after waivers/
payments by
Price Associates 0.84%
(4)
0.83% 0.78% 0.82% 0.86% 0.77%
Net investment
income 0.34%
(4)
0.37% 0.68% 0.55% 0.37% 1.17%
Portfolio turnover
rate 27.1% 37.6% 47.0% 45.4% 27.5% 35.6%
Net assets, end
of period (in
thousands) $62,114 $62,380 $48,264 $36,895 $35,556 $16,053
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 57.69 $ 45.97 $ 35.90 $ 44.82 $ 36.42 $ 30.76
Investment
activities
Net investment
income
(1)(2)
—
(3)
0.01 0.15 0.10 0.07 0.25
Net realized and
unrealized gain/
loss 2.93 11.71 10.26 (8.77) 9.80 5.61
Total from
investment
activities 2.93 11.72 10.41 (8.67) 9.87 5.86
Distributions
Net investment
income — — (0.34) (0.11) (0.10) (0.14)
Net realized gain — — — (0.14) (1.37) (0.06)
Total distributions — — (0.34) (0.25) (1.47) (0.20)
NET ASSET
VALUE
End of period $ 60.62 $ 57.69 $ 45.97 $ 35.90 $ 44.82 $ 36.42

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
5.08% 25.49% 29.00% (19.35)% 27.15% 19.06%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.17%
(5)
1.17% 1.08% 1.12% 1.09% 1.09%
Net expenses
after waivers/
payments by
Price Associates 1.17%
(5)
1.17% 1.08% 1.12% 1.09% 1.09%
Net investment
income 0.01%
(5)
0.02% 0.38% 0.25% 0.17% 0.82%
Portfolio turnover
rate 27.1% 37.6% 47.0% 45.4% 27.5% 35.6%
Net assets, end
of period (in
thousands) $129,983 $133,468 $117,609 $81,938 $97,801 $13,750
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 58.55 $ 46.58 $ 36.30 $ 45.25 $ 36.68 $ 30.93
Investment
activities
Net investment
income
(1)(2)
0.24 0.46 0.46 0.40 0.37 0.48
Net realized and
unrealized gain/
loss 2.98 11.92 10.39 (8.85) 9.91 5.68
Total from
investment
activities 3.22 12.38 10.85 (8.45) 10.28 6.16
Distributions
Net investment
income — (0.41) (0.57) (0.36) (0.34) (0.35)
Net realized gain — — — (0.14) (1.37) (0.06)
Total distributions — (0.41) (0.57) (0.50) (1.71) (0.41)
NET ASSET
VALUE
End of period $ 61.77 $ 58.55 $ 46.58 $ 36.30 $ 45.25 $ 36.68

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.50% 26.56% 29.91% (18.72)% 28.09% 19.94%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.34%
(4)
0.34% 0.35% 0.35% 0.34% 0.35%
Net expenses
after waivers/
payments by
Price Associates 0.34%
(4)
0.34% 0.35% 0.35% 0.34% 0.35%
Net investment
income 0.85%
(4)
0.86% 1.11% 1.03% 0.88% 1.50%
Portfolio turnover
rate 27.1% 37.6% 47.0% 45.4% 27.5% 35.6%
Net assets, end of
period (in millions) $6,621 $6,386 $4,830 $4,162 $4,519 $3,650
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
11/23/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 58.99 $ 46.44 $ 36.17 $ 45.09 $ 46.17
Investment activities
Net investment income
(2)(3)
0.34 0.55 0.58 0.54 0.06
Net realized and unrealized
gain/loss 3.00 12.00 10.39 (8.83) 0.70
Total from investment
activities 3.34 12.55 10.97 (8.29) 0.76
Distributions
Net investment income — — (0.70) (0.49) (0.47)
Net realized gain — — — (0.14) (1.37)
Total distributions — — (0.70) (0.63) (1.84)
NET ASSET VALUE
End of period $ 62.33 $ 58.99 $ 46.44 $ 36.17 $ 45.09

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
11/23/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)
5.66% 27.02% 30.37% (18.44)% 1.70%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.33%
(5)
0.33% 0.34% 0.34% 0.33%
(5)
Net expenses after
waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.19%
(5)
1.12% 1.43% 1.42% 1.33%
(5)
Portfolio turnover rate 27.1% 37.6% 47.0% 45.4% 27.5%
Net assets, end of period (in
thousands) $15 $14 $1,325,814 $3,922,679 $787,784
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  9.7%
Diversified Telecommunication Services  0.2%
AT&T  1,180,164 34,154
34,154
Entertainment  1.9%
Electronic Arts  57,735 9,220
Netflix (1) 148,486 198,842
Spotify Technology (1) 17,786 13,648
Take-Two Interactive Software (1) 34,091 8,279
TKO Group Holdings  74,927 13,633
Walt Disney  274,054 33,986
277,608
Interactive Media & Services  6.7%
Alphabet, Class A  1,109,993 195,614
Alphabet, Class C  1,730,478 306,970
Meta Platforms, Class A  670,603 494,965
997,549
Media  0.3%
Charter Communications, Class A (1) 68,904 28,169
Comcast, Class A  641,786 22,905
51,074
Wireless Telecommunication Services  0.6%
T-Mobile U.S.  358,969 85,528
85,528
Total Communication Services 1,445,913
CONSUMER DISCRETIONARY  10.5%
Automobiles  1.7%
General Motors  267,356 13,157
Tesla (1) 760,393 241,546
254,703
Broadline Retail  4.2%
Amazon.com (1) 2,751,046 603,552
eBay  175,387 13,059
616,611
Distributors  0.1%
Pool  26,500 7,724
7,724

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  2.1%
Booking Holdings  12,466 72,169
Chipotle Mexican Grill (1) 619,722 34,797
Domino's Pizza  19,129 8,619
DoorDash, Class A (1) 150,228 37,033
Hilton Worldwide Holdings  125,979 33,553
Las Vegas Sands  367,389 15,985
Marriott International, Class A  115,373 31,521
McDonald's  230,872 67,454
Wingstop  25,586 8,616
Yum! Brands  51,395 7,616
317,363
Household Durables  0.2%
NVR (1) 3,223 23,804
23,804
Specialty Retail  1.9%
AutoZone (1) 6,947 25,789
Bath & Body Works  86,300 2,586
Carvana (1) 30,330 10,220
Home Depot  321,135 117,741
Lowe's  146,876 32,587
O'Reilly Automotive (1) 340,710 30,708
Ross Stores  180,173 22,986
TJX  259,005 31,985
Tractor Supply  78,042 4,118
Ulta Beauty (1) 21,042 9,844
288,564
Textiles, Apparel & Luxury Goods  0.3%
Deckers Outdoor (1) 143,546 14,795
Lululemon Athletica (1) 84,965 20,186
NIKE, Class B  208,100 14,784
49,765
Total Consumer Discretionary 1,558,534
CONSUMER STAPLES  5.1%
Beverages  1.3%
Coca-Cola  1,327,441 93,916
Keurig Dr Pepper  1,401,714 46,341
Monster Beverage (1) 256,086 16,041
PepsiCo  254,612 33,619
189,917

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  1.7%
Costco Wholesale  122,662 121,428
Walmart  1,305,587 127,660
249,088
Food Products  0.1%
Lamb Weston Holdings  35,597 1,846
Mondelez International, Class A  200,086 13,494
Tyson Foods, Class A  85,600 4,788
20,128
Household Products  1.1%
Colgate-Palmolive  239,101 21,734
Kimberly-Clark  193,531 24,950
Procter & Gamble  744,722 118,649
165,333
Personal Care Products  0.1%
Kenvue  910,586 19,059
19,059
Tobacco  0.8%
Altria Group  435,763 25,549
Philip Morris International  497,422 90,595
116,144
Total Consumer Staples 759,669
ENERGY  3.1%
Energy Equipment & Services  0.2%
Baker Hughes  101,175 3,879
Schlumberger  836,722 28,281
32,160
Oil, Gas & Consumable Fuels  2.9%
Chevron  475,790 68,128
ConocoPhillips  580,367 52,082
Diamondback Energy  121,986 16,761
EOG Resources  208,566 24,947
EQT  224,110 13,070
Expand Energy  101,028 11,814
Exxon Mobil  1,172,305 126,374
Hess  34,979 4,846
Phillips 66  112,696 13,445
Targa Resources  146,648 25,529
Texas Pacific Land  5,603 5,919
Valero Energy  212,188 28,522

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  546,734 34,340
425,777
Total Energy 457,937
FINANCIALS  14.3%
Banks  3.7%
Bank of America  2,585,365 122,339
Citigroup  884,077 75,253
Fifth Third Bancorp  388,788 15,991
Huntington Bancshares  1,016,728 17,040
JPMorgan Chase  755,532 219,036
KeyCorp  648,023 11,289
Popular  66,569 7,337
Truist Financial  99,160 4,263
U.S. Bancorp  483,600 21,883
Wells Fargo  656,259 52,579
Western Alliance Bancorp  80,888 6,308
553,318
Capital Markets  3.1%
Ares Management, Class A  92,684 16,053
Bank of New York Mellon  276,648 25,205
Blackrock  41,359 43,396
Blackstone  50,300 7,524
Cboe Global Markets  41,296 9,631
Charles Schwab  767,039 69,985
CME Group  168,896 46,551
Goldman Sachs Group  68,888 48,755
Intercontinental Exchange  23,600 4,330
KKR  236,958 31,522
Moody's  37,983 19,052
Morgan Stanley  301,052 42,406
S&P Global  100,151 52,809
State Street  183,502 19,514
TPG (2) 335,218 17,582
Tradeweb Markets, Class A  81,573 11,942
466,257
Consumer Finance  0.5%
American Express  150,447 47,990
Capital One Financial  143,346 30,498
78,488
Financial Services  4.8%
Apollo Global Management  98,048 13,910

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway, Class B (1) 362,722 176,199
Block (1) 534,161 36,286
Corebridge Financial  647,263 22,978
Corpay (1) 142,761 47,371
Equitable Holdings  256,302 14,379
Fiserv (1) 239,046 41,214
Global Payments  26,514 2,122
Mastercard, Class A  267,335 150,226
Visa, Class A  532,727 189,145
Voya Financial  333,582 23,684
717,514
Insurance  2.2%
Allstate  258,178 51,974
American International Group  331,216 28,349
Axis Capital Holdings  123,384 12,810
Chubb  253,376 73,408
Hartford Insurance Group  236,527 30,008
Marsh & McLennan  174,647 38,185
MetLife  422,870 34,007
Progressive  113,431 30,270
RenaissanceRe Holdings  109,792 26,668
325,679
Total Financials 2,141,256
HEALTH CARE  9.1%
Biotechnology  1.7%
AbbVie  535,591 99,416
Amgen  34,011 9,496
Gilead Sciences  571,166 63,325
Regeneron Pharmaceuticals  46,626 24,479
Vertex Pharmaceuticals (1) 112,497 50,084
246,800
Health Care Equipment & Supplies  2.0%
Abbott Laboratories  353,984 48,145
Boston Scientific (1) 608,450 65,354
Cooper (1) 282,242 20,084
Intuitive Surgical (1) 144,578 78,565
Medtronic  171,957 14,989
Stryker  148,820 58,878
Zimmer Biomet Holdings  191,984 17,511
303,526

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  1.9%
Cardinal Health  55,300 9,291
Cencora  92,338 27,688
Cigna Group  100,231 33,134
CVS Health  518,743 35,783
Elevance Health  59,881 23,291
McKesson  26,576 19,474
Molina Healthcare (1) 40,820 12,160
Quest Diagnostics  86,687 15,572
Tenet Healthcare (1) 119,898 21,102
UnitedHealth Group  275,930 86,082
Universal Health Services, Class B  21,700 3,931
287,508
Life Sciences Tools & Services  0.9%
Danaher  293,940 58,065
Mettler-Toledo International (1) 17,307 20,331
Repligen (1) 67,932 8,449
Thermo Fisher Scientific  129,165 52,371
139,216
Pharmaceuticals  2.6%
Bristol-Myers Squibb  199,402 9,230
Chugai Pharmaceutical, ADR  1,243,300 32,413
Eli Lilly  272,949 212,772
Johnson & Johnson  449,603 68,677
Merck  451,504 35,741
Pfizer  461,901 11,196
Viatris  2,070,404 18,489
388,518
Total Health Care 1,365,568
INDUSTRIALS & BUSINESS SERVICES  7.8%
Aerospace & Defense  2.0%
Boeing (1) 296,039 62,029
General Electric  371,531 95,628
Howmet Aerospace  146,040 27,182
L3Harris Technologies  103,727 26,019
Northrop Grumman  97,767 48,882
RTX  117,987 17,229
TransDigm Group  12,898 19,613
296,582

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics  0.0%
FedEx  30,999 7,046
7,046
Building Products  0.5%
Carrier Global  299,332 21,908
Johnson Controls International  142,180 15,017
Trane Technologies  58,154 25,437
Trex (1) 76,267 4,148
66,510
Commercial Services & Supplies  0.4%
Cintas  89,837 20,022
Waste Connections  72,697 13,574
Waste Management  80,931 18,519
52,115
Construction & Engineering  0.1%
API Group (1) 174,200 8,893
8,893
Electrical Equipment  1.1%
AMETEK  122,164 22,107
Emerson Electric  106,431 14,190
GE Vernova  81,653 43,207
Hubbell  72,503 29,611
Rockwell Automation  108,985 36,202
Vertiv Holdings, Class A  182,363 23,417
168,734
Ground Transportation  0.9%
Canadian National Railway  123,114 12,809
CSX  858,886 28,025
Norfolk Southern  120,722 30,901
Old Dominion Freight Line  207,971 33,754
Saia (1) 74,731 20,476
Uber Technologies (1) 68,737 6,413
132,378
Industrial Conglomerates  0.4%
Honeywell International  126,325 29,418
Roper Technologies  44,428 25,184
54,602
Machinery  1.7%
Caterpillar  109,939 42,679
Cummins  87,418 28,629

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deere  88,401 44,951
Dover  131,088 24,019
Esab  61,486 7,412
Fortive  239,775 12,500
Ingersoll Rand  221,783 18,448
Middleby (1) 25,300 3,643
Parker-Hannifin  46,166 32,246
Stanley Black & Decker  417,438 28,282
Xylem  98,631 12,759
255,568
Passenger Airlines  0.1%
United Airlines Holdings (1) 136,420 10,863
10,863
Professional Services  0.4%
Automatic Data Processing  21,600 6,661
Booz Allen Hamilton Holding  46,938 4,888
Dayforce (1) 186,495 10,330
Equifax  50,403 13,073
SS&C Technologies Holdings  65,518 5,425
Verisk Analytics  55,890 17,410
57,787
Trading Companies & Distributors  0.2%
Ferguson Enterprises  113,920 24,806
SiteOne Landscape Supply (1) 31,641 3,827
28,633
Total Industrials & Business Services 1,139,711
INFORMATION TECHNOLOGY  33.8%
Communications Equipment  0.6%
Arista Networks (1) 299,368 30,628
Cisco Systems  767,783 53,269
83,897
Electronic Equipment, Instruments & Components  1.0%
Amphenol, Class A  509,554 50,319
CDW  65,145 11,634
Jabil  13,800 3,010
Keysight Technologies (1) 246,523 40,395
Ralliant (1) 72,258 3,504
Teledyne Technologies (1) 59,053 30,253
Zebra Technologies, Class A (1) 27,500 8,480
147,595

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.8%
Accenture, Class A  223,399 66,772
International Business Machines  135,360 39,901
Okta (1) 46,200 4,619
Shopify, Class A (1) 38,800 4,475
115,767
Semiconductors & Semiconductor Equipment  13.6%
Advanced Micro Devices (1) 652,373 92,572
Analog Devices  144,141 34,308
Applied Materials  308,754 56,524
Broadcom  1,505,790 415,071
First Solar (1) 280,665 46,461
KLA  44,099 39,501
Lam Research  369,323 35,950
Marvell Technology  217,085 16,802
Microchip Technology  114,648 8,068
Micron Technology  313,360 38,622
Monolithic Power Systems  50,014 36,579
NVIDIA  7,042,423 1,112,632
NXP Semiconductors  65,773 14,371
QUALCOMM  410,497 65,376
Texas Instruments  32,556 6,759
2,019,596
Software  12.2%
Adobe (1) 121,131 46,863
Autodesk (1) 61,253 18,962
Cadence Design Systems (1) 116,295 35,836
Crowdstrike Holdings, Class A (1) 47,097 23,987
Descartes Systems Group (1) 123,675 12,571
Dynatrace (1) 184,721 10,198
Fair Isaac (1) 16,841 30,785
Fortinet (1) 338,340 35,769
Gen Digital  891,393 26,207
HubSpot (1) 4,176 2,325
Intuit  94,483 74,418
Microsoft  2,174,564 1,081,650
Monday.com (1) 12,204 3,838
Oracle  488,174 106,729
Palantir Technologies, Class A (1) 457,215 62,328
Palo Alto Networks (1) 211,025 43,184
Salesforce  397,165 108,303
ServiceNow (1) 54,391 55,918

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (1) 36,810 18,872
Workday, Class A (1) 32,240 7,738
1,806,481
Technology Hardware, Storage & Peripherals  5.6%
Apple  3,924,668 805,224
Pure Storage, Class A (1) 183,039 10,540
Sandisk (1) 81,943 3,716
Western Digital  103,690 6,635
826,115
Total Information Technology 4,999,451
MATERIALS  1.8%
Chemicals  1.0%
CF Industries Holdings  90,554 8,331
Corteva  182,534 13,604
Linde  177,609 83,331
Mosaic  295,248 10,771
RPM International  24,324 2,672
Sherwin-Williams  78,616 26,993
145,702
Construction Materials  0.1%
Vulcan Materials  64,034 16,701
16,701
Containers & Packaging  0.2%
Ball  123,900 6,950
International Paper  404,258 18,931
Packaging Corp. of America  28,544 5,379
31,260
Metals & Mining  0.4%
Franco-Nevada (2) 102,380 16,782
Freeport-McMoRan  590,712 25,608
Steel Dynamics  134,951 17,275
59,665
Paper & Forest Products  0.1%
West Fraser Timber (2) 163,867 12,011
12,011
Total Materials 265,339
REAL ESTATE  2.2%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  26,134 1,898

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ventas, REIT  118,207 7,465
Welltower, REIT  208,131 31,996
41,359
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  325,634 34,231
Rexford Industrial Realty, REIT  578,588 20,580
54,811
Real Estate Management & Development  0.2%
CBRE Group, Class A (1) 130,467 18,281
CoStar Group (1) 66,511 5,348
23,629
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  52,246 10,632
Camden Property Trust, REIT  33,076 3,727
Equity Residential, REIT  118,933 8,027
Essex Property Trust, REIT  43,111 12,218
Sun Communities, REIT  109,479 13,848
48,452
Retail Real Estate Investment Trusts  0.2%
Kimco Realty, REIT  338,669 7,119
Regency Centers, REIT  97,351 6,934
Simon Property Group, REIT  72,155 11,600
25,653
Specialized Real Estate Investment Trusts  0.8%
American Tower, REIT  218,951 48,393
Crown Castle, REIT  114,458 11,758
CubeSmart, REIT  120,210 5,109
Equinix, REIT  43,919 34,936
Public Storage, REIT  44,202 12,970
113,166
Total Real Estate 307,070
UTILITIES  2.1%
Electric Utilities  1.4%
Constellation Energy  150,207 48,481
Exelon  430,566 18,695
NextEra Energy  786,370 54,590
PG&E  2,256,256 31,452
Southern  190,942 17,534
Xcel Energy  588,107 40,050
210,802

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.1%
Atmos Energy  121,662 18,749
18,749
Multi-Utilities  0.6%
Ameren  153,102 14,704
CMS Energy  184,472 12,780
Consolidated Edison  241,134 24,198
Dominion Energy  232,939 13,166
DTE Energy  114,178 15,124
Sempra  128,726 9,753
89,725
Total Utilities 319,276
Total Common Stocks (Cost $10,068,733) 14,759,724
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.4%
T. Rowe Price Treasury Reserve Fund, 4.38% (3)(4) 55,026,955 55,027
55,027
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.226%, 7/10/25 (5) 6,210,000 6,203
6,203
Total Short-Term Investments (Cost $61,230) 61,230
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.37% (3)(4) 21,750,711 21,751
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 21,751
Total Securities Lending Collateral (Cost $21,751) 21,751
Total Investments in Securities
100.1% of Net Assets
(Cost $10,151,714) $ 14,842,705

T. ROWE PRICE U.S. Equity Research Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2025.
(3) Seven-day yield
(4) Affiliated Companies
(5) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 184 S&P 500 E-Mini Index contracts 9/25 57,535 $ 1,863
Net payments (receipts) of variation margin to date (1,587)
Variation margin receivable (payable) on open futures contracts $ 276

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.38% — — 1,072
Totals $ —# $ — $ 1,072+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 8,557  ¤  ¤ $ 21,751
T. Rowe Price Treasury
Reserve Fund, 4.38% 86,822  ¤  ¤ 55,027
Total $ 76,778^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,072 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $76,778.

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,151,714) $ 14,842,705
Receivable for investment securities sold 26,574
Receivable for shares sold 19,988
Dividends receivable 7,776
Variation margin receivable on futures contracts 276
Foreign currency (cost $68) 68
Other assets 734
Total assets 14,898,121
Liabilities
Payable for investment securities purchased 26,373
Obligation to return securities lending collateral 21,751
Payable for shares redeemed 11,397
Investment management fees payable 3,793
Due to affiliates 152
Payable to directors 11
Other liabilities 865
Total liabilities 64,342
NET ASSETS $ 14,833,779

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,735,627
Paid-in capital applicable to 240,452,892 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 10,098,152
NET ASSETS $ 14,833,779
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,020,633; Shares outstanding:
130,109,399) $ 61.65
Advisor Class
(Net assets: $62,114; Shares outstanding: 1,011,133) $ 61.43
R Class
(Net assets: $129,983; Shares outstanding: 2,144,236) $ 60.62
I Class
(Net assets: $6,621,034; Shares outstanding:
107,187,890) $ 61.77
Z Class
(Net assets: $15; Shares outstanding: 234) $ 62.33

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $70) $ 80,965
.
  Interest 112
Securities lending 13
Total income 81,090
Expenses
Investment management 22,055
Shareholder servicing
Investor Class $ 4,425
Advisor Class 76
R Class 213
I Class 216 4,930
Rule 12b-1 fees
Advisor Class 73
R Class 313 386
Prospectus and shareholder reports
Investor Class 70
Advisor Class 1
R Class 1
I Class 41 113
Registration 241
Custody and accounting 221
Directors 22
Legal and audit 17
Miscellaneous 31
Total expenses 28,016
Net investment income 53,074

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 145,421
Futures (827)
Foreign currency transactions (1)
Net realized gain 144,593
Change in net unrealized gain / loss
Securities 532,233
Futures 4,479
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss 536,713
Net realized and unrealized gain / loss 681,306
INCREASE IN NET ASSETS FROM OPERATIONS $ 734,380

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 53,074 $ 95,020
Net realized gain 144,593 884,777
Change in net unrealized gain / loss 536,713 1,714,129
Increase in net assets from operations 734,380 2,693,926
Distributions to shareholders
Net earnings
Investor Class – (44,295)
Advisor Class – (173)
I Class – (44,644)
Decrease in net assets from distributions – (89,112)
Capital share transactions
*
Shares sold
Investor Class 1,965,320 2,656,920
Advisor Class 8,306 15,279
R Class 11,813 19,844
I Class 1,650,426 1,934,975
Z Class – 6,727
Distributions reinvested
Investor Class – 43,783
Advisor Class – 172
I Class – 44,020
Shares redeemed
Investor Class (1,377,420) (1,309,537)
Advisor Class (11,392) (14,471)
R Class (21,420) (33,099)
I Class (1,737,047) (1,654,670)
Z Class – (1,403,050)
Increase in net assets from capital share
transactions 488,586 306,893

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 1,222,966 2,911,707
Beginning of period 13,610,813 10,699,106
End of period $ 14,833,779 $ 13,610,813
*Share information (000s)
Shares sold
Investor Class 34,308 49,890
Advisor Class 144 294
R Class 207 379
I Class 28,613 35,503
Z Class – 139
Distributions reinvested
Investor Class – 729
Advisor Class – 3
I Class – 732
Shares redeemed
Investor Class (24,427) (24,452)
Advisor Class (202) (267)
R Class (376) (624)
I Class (30,483) (30,864)
Z Class – (28,687)
Increase in shares outstanding 7,784 2,775

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity
Research Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-
term capital growth by investing primarily in U.S. common stocks. The fund has five classes of shares: the U.S. Equity Research Fund (Investor Class), the U.S. Equity Research Fund–Advisor Class (Advisor Class), the U.S. Equity
Research Fund–R Class (R Class), the U.S. Equity Research Fund–I Class
(I Class) and the U.S. Equity Research Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE U.S. Equity Research Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on

T. ROWE PRICE U.S. Equity Research Fund

in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the fund realized $193,130,000 of net gain on
$435,963,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE U.S. Equity Research Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued

T. ROWE PRICE U.S. Equity Research Fund

at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Equity Research Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,759,724 $ — $ — $ 14,759,724
Short-Term Investments 55,027 6,203 — 61,230
Securities Lending Collateral 21,751 — — 21,751
Total Securities 14,836,502 6,203 — 14,842,705
Futures Contracts* 1,863 — — 1,863
Total $ 14,838,365 $ 6,203 $ — $ 14,844,568
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 1,863
*
Total $ 1,863
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (827)
Total $ (827)

T. ROWE PRICE U.S. Equity Research Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, securities valued at $3,996,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date,
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 4,479
Total $ 4,479

T. ROWE PRICE U.S. Equity Research Fund

underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE U.S. Equity Research Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $21,574,000; the value of cash collateral and related investments was $21,751,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $4,763,532,000 and
$3,729,493,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had
$49,498,000 of available capital loss carryforwards.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $10,266,389,000. Net unrealized gain aggregated $4,578,179,000 at period-end, of which $4,857,736,000 related to appreciated investments and $279,557,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable

T. ROWE PRICE U.S. Equity Research Fund

foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.33% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the six months ended June 30, 2025.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would

T. ROWE PRICE U.S. Equity Research Fund

otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2025 as indicated in the table below. At June 30, 2025, there were no amounts subject to repayment

T. ROWE PRICE U.S. Equity Research Fund

by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $834,000 for T. Rowe Price
Services, Inc.; and $18,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.68% 0.93% 1.18% 0.04% 0.00%
Expense
limitation date 02/28/28 02/28/28 02/28/28 02/28/28 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE U.S. Equity Research Fund

shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was reimbursed $7,000 for shareholder servicing costs related to the college savings plans, of which $3,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, no shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 234 shares of the Z Class, representing 100% of the
Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE U.S. Equity Research Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE U.S. Equity Research Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE U.S. Equity Research Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Equity Research Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund is subject to a permanent expense limitation under which the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.33% of the fund’s average daily net assets. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Equity Research Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group,
Expense Universe, and Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Expense
Universe, and Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Equity Research Fund

to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F108-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Equity Research Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025